Condensed Statement of Changes in Stockholders’ Deficit (Unaudited) - USD ($)		Class B Common Stock	Class A Common Stock	Common Stock Manscaped Holdings, LLC	Additional Paid-in Capital Manscaped Holdings, LLC	Additional Paid-in Capital	Accumulated Deficit Manscaped Holdings, LLC	Accumulated Deficit	Convertible Preferred Units Manscaped Holdings, LLC	Manscaped Holdings, LLC	Total
Balance at Dec. 31, 2018					$ 156,000		$ (357,000)			$ (201,000)
Balance (in Shares) at Dec. 31, 2018				6,400,000
Net income (loss)							(21,360,000)			(21,360,000)
Balance at Dec. 31, 2019					156,000		(21,717,000)			(21,561,000)
Balance (in Shares) at Dec. 31, 2019				6,400,000
Issuance of units, net of issuance costs									$ 35,767,000
Issuance of units, net of issuance costs (in Shares)									4,163,996
Convertible notes converted to preferred units	[1]								$ 5,170,000
Convertible notes converted to preferred units (in Shares)	[1]								5,646,334
Beneficial conversion feature (BCF) on Series A-1 preferred units					2,131,000				$ (2,131,000)	2,131,000
Deemed dividend related to BCF on Series A-1 preferred units					(2,131,000)				2,131,000	(2,131,000)
Net income (loss)							(38,788,000)			(38,788,000)
Balance at Sep. 30, 2020		$ 575			156,000	$ 24,425	(60,505,000)	$ (1,000)	$ 40,937,000	(60,349,000)	$ 24,000
Balance (in Shares) at Sep. 30, 2020		5,750,000		6,400,000					9,810,330
Balance at Dec. 31, 2019					156,000		(21,717,000)			(21,561,000)
Balance (in Shares) at Dec. 31, 2019				6,400,000
Issuance of units, net of issuance costs									$ 35,767,000
Issuance of units, net of issuance costs (in Shares)									4,163,996
Convertible notes converted to preferred units	[2]								$ 5,170,000
Convertible notes converted to preferred units (in Shares)	[2]								5,646,334
Beneficial conversion feature (BCF) on Series A-1 preferred units					2,131,000				$ (2,131,000)	2,131,000
Deemed dividend related to BCF on Series A-1 preferred units					(2,131,000)				2,131,000	(2,131,000)
Reclassification of liability based awards					925,000					925,000
Net income (loss)							(54,177,000)			(54,177,000)
Balance at Dec. 31, 2020		$ 575			1,081,000	24,425	(75,894,000)	(4,251)	$ 40,937,000	(74,813,000)	20,749
Balance (in Shares) at Dec. 31, 2020		5,750,000		6,400,000					9,810,330
Balance at Sep. 14, 2020
Balance (in Shares) at Sep. 14, 2020
Issuance of Class B common stock to Sponsor		$ 575				24,425					25,000
Issuance of Class B common stock to Sponsor (in Shares)		5,750,000
Net income (loss)								(1,000)			(1,000)
Balance at Sep. 30, 2020		$ 575			156,000	24,425	(60,505,000)	(1,000)	$ 40,937,000	(60,349,000)	24,000
Balance (in Shares) at Sep. 30, 2020		5,750,000		6,400,000					9,810,330
Balance at Sep. 14, 2020
Balance (in Shares) at Sep. 14, 2020
Issuance of Class B common stock to Sponsor	[3]	$ 575				24,425					25,000
Issuance of Class B common stock to Sponsor (in Shares)	[3]	5,750,000
Net income (loss)								(4,251)			(4,251)
Balance at Dec. 31, 2020		$ 575			1,081,000	24,425	(75,894,000)	(4,251)	$ 40,937,000	(74,813,000)	20,749
Balance (in Shares) at Dec. 31, 2020		5,750,000		6,400,000					9,810,330
Accretion of Class A common stock to redemption amount						(24,425)		(25,978,632)			(26,003,057)
Net income (loss)								8,607,546			8,607,546
Balance at Mar. 31, 2021		$ 575						(17,375,337)			(17,374,762)
Balance (in Shares) at Mar. 31, 2021		5,750,000
Balance at Dec. 31, 2020		$ 575			1,081,000	24,425	(75,894,000)	(4,251)	$ 40,937,000	(74,813,000)	20,749
Balance (in Shares) at Dec. 31, 2020		5,750,000		6,400,000					9,810,330
Reclassification of liability based awards					10,117,000					10,117,000
Net income (loss)							(263,224,000)			(263,224,000)
Balance at Sep. 30, 2021		$ 575			11,198,000		(339,118,000)	(27,355,532)	$ 40,937,000	(327,920,000)	(27,354,957)
Balance (in Shares) at Sep. 30, 2021		5,750,000		6,400,000					9,810,330
Balance at Mar. 31, 2021		$ 575						(17,375,337)			(17,374,762)
Balance (in Shares) at Mar. 31, 2021		5,750,000
Net income (loss)								(5,091,787)			(5,091,787)
Balance at Jun. 30, 2021		$ 575						(22,467,124)			(22,466,549)
Balance (in Shares) at Jun. 30, 2021		5,750,000
Net income (loss)								(4,888,408)			(4,888,408)
Balance at Sep. 30, 2021		$ 575			$ 11,198,000		$ (339,118,000)	$ (27,355,532)	$ 40,937,000	$ (327,920,000)	$ (27,354,957)
Balance (in Shares) at Sep. 30, 2021		5,750,000		6,400,000					9,810,330

[1]	See Note 11 for disclosure of related party amounts
[2]	See Note 15 for disclosure of related party amounts
[3]	Included an aggregate of up to 750,000 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5).